Contents of Significant Accounts - Operating Costs and Expenses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure Of Operating Costs And Expenses [Line Items]
Salaries	$ 37,444,947		$ 38,696,110	$ 44,003,174
Labor and health insurance	1,910,169		2,060,096	1,840,591
Pension	2,013,217		1,700,656	1,913,828
Other employee benefit expenses	609,254		618,610	538,853
Depreciation	45,336,692		37,551,088	41,061,930
Amortization	2,695,564	$ 82,207	2,726,481	2,841,334
Operating costs [member]
Disclosure Of Operating Costs And Expenses [Line Items]
Salaries	25,959,209		26,693,905	30,074,528
Labor and health insurance	1,383,016		1,502,553	1,368,803
Pension	1,511,302		1,240,577	1,489,076
Other employee benefit expenses	401,329		421,871	373,739
Depreciation	43,740,758		36,006,021	39,305,321
Amortization	1,041,562		1,277,920	1,470,912
Operating expenses [member]
Disclosure Of Operating Costs And Expenses [Line Items]
Salaries	11,485,738		12,002,205	13,928,646
Labor and health insurance	527,153		557,543	471,788
Pension	501,915		460,079	424,752
Other employee benefit expenses	207,925		196,739	165,114
Depreciation	1,595,934		1,545,067	1,756,609
Amortization	$ 1,654,002		$ 1,448,561	$ 1,370,422